Shareholder Report, Holdings (Details)	Jul. 31, 2026
C000244439 [Member] | Lamb Weston Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000244439 [Member] | Allstate Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000244439 [Member] | Hanover Insurance Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000244439 [Member] | Millicom International Cellular SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000244439 [Member] | Amgen, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000244439 [Member] | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000244439 [Member] | MSC Industrial Direct Co., Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000244439 [Member] | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000244439 [Member] | T Rowe Price Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000244439 [Member] | Brown-Forman Corp. - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000244439 [Member] | Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000244439 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000244439 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000244439 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000244439 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000244439 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000244439 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000244439 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000258373 [Member] | Astera Labs, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000258373 [Member] | Western Digital Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000258373 [Member] | Snowflake, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000258373 [Member] | Illumina, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000258373 [Member] | Crowdstrike Holdings, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000258373 [Member] | Fortinet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000258373 [Member] | Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000258373 [Member] | NetApp, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000258373 [Member] | Datadog, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000258373 [Member] | Viking Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000258373 [Member] | Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000258373 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000258373 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000258373 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000258373 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.90%
C000258373 [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000258373 [Member] | Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%